Condensed Consolidating and Combining Financial Information	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Condensed Consolidating and Combining Financial Information
20.	Condensed Consolidating Financial Statements

In November 2012, MIFSA was formed as a 100% owned subsidiary of Covidien in connection with the Separation. MIFSA is a holding company established to own, directly or indirectly, substantially all of the operating subsidiaries of the Company, to issue debt securities and to perform treasury operations. At the time of the Separation, MIFSA became a 100% owned subsidiary of Mallinckrodt plc.

MIFSA is the borrower under the Notes and the Credit Facility, all of which are fully and unconditionally guaranteed by Mallinckrodt plc. The following information provides the composition of the Company’s comprehensive income, assets, liabilities, equity and cash flows by relevant group within the Company: Mallinckrodt plc as guarantor, MIFSA as issuer of the debt and the operating companies that represent assets of MIFSA. There are no subsidiary guarantees. Unaudited condensed consolidating financial information for Mallinckrodt plc and MIFSA, on a standalone basis, has been presented using the equity method of accounting for subsidiaries.

Unaudited condensed consolidating financial information for Mallinckrodt plc and MIFSA has only been presented for the three months ended December 27, 2013 and as of December 27, 2013 and September 27, 2013, as no material activity occurred for either entity during the three months ended December 28, 2012. Mallinckrodt plc was not incorporated until January 2013, during the second fiscal quarter of 2013. MIFSA was incorporated in November 2012, during the first fiscal quarter of 2013, through a $45 thousand cash contribution from Covidien; however, MIFSA entered into no other transactions during the three months ended December 28, 2012.

MALLINCKRODT PLC

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.1	$34.9	$251.8	$—	$287.8
Accounts receivable, net	—	—	396.8	—	396.8
Inventories	—	—	428.9	—	428.9
Deferred income taxes	—	—	163.5	—	163.5
Prepaid expenses and other current assets	0.7	—	131.1	—	131.8
Intercompany receivable	2.7	—	5.5	(8.2)	—

Total current assets	4.5	34.9	1,377.6	(8.2)	1,408.8
Property, plant and equipment, net	—	—	997.3	—	997.3
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	413.3	—	413.3
Investment in subsidiaries	1,320.1	2,584.9	—	(3,905.0)	—
Intercompany loan receivable	—	3.9	409.5	(413.4)	—
Other assets	—	10.8	207.2	—	218.0

Total Assets	$1,324.6	$2,634.5	$3,936.9	$(4,326.6)	$3,569.4

Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.4	$—	$1.4
Accounts payable	5.3	0.1	139.1	—	144.5
Accrued payroll and payroll-related costs	—	—	32.7	—	32.7
Accrued branded rebates	—	—	37.5	—	37.5
Accrued and other current liabilities	0.6	8.2	329.1	—	337.9
Intercompany payable	5.5	—	2.7	(8.2)	—

Total current liabilities	11.4	8.3	542.5	(8.2)	554.0
Long-term debt	—	898.2	19.8	—	918.0
Pension and postretirement benefits	—	—	105.9	—	105.9
Environmental liabilities	—	—	38.7	—	38.7
Deferred income taxes	—	—	317.3	—	317.3
Other income tax liabilities	—	—	149.7	—	149.7
Intercompany loans payable	3.9	409.5	—	(413.4)	—
Other liabilities	—	—	176.5	—	176.5

Total liabilities	15.3	1,316.0	1,350.4	(421.6)	2,260.1

Shareholders’ equity	1,309.3	1,318.5	2,586.5	(3,905.0)	1,309.3

Total Liabilities and Shareholders’ Equity	$1,324.6	$2,634.5	$3,936.9	$(4,326.6)	$3,569.4

MALLINCKRODT PLC

CONDENSED CONSOLIDATING BALANCE SHEET

As of September 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.2	$56.5	$217.8	$—	$275.5
Accounts receivable, net	—	—	400.8	—	400.8
Inventories	—	—	403.1	—	403.1
Deferred income taxes	—	—	171.1	—	171.1
Prepaid expenses and other current assets	1.0	—	133.4	—	134.4
Intercompany receivable	2.7	—	12.2	(14.9)	—

Total current assets	4.9	56.5	1,338.4	(14.9)	1,384.9
Property, plant and equipment, net	—	—	997.4	—	997.4
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	422.1	—	422.1
Investment in subsidiaries	1,266.1	2,520.4	—	(3,786.5)	—
Intercompany loan receivable	—	2.4	409.6	(412.0)	—
Other assets	—	11.2	209.0	—	220.2

Total Assets	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.5	$—	$1.5
Accounts payable	0.1	—	120.8	—	120.9
Accrued payroll and payroll-related costs	0.1	—	66.4	—	66.5
Accrued branded rebates	—	—	34.6	—	34.6
Accrued and other current liabilities	0.6	18.3	357.8	—	376.7
Intercompany payable	12.2	—	2.7	(14.9)	—

Total current liabilities	13.0	18.3	583.8	(14.9)	600.2
Long-term debt	—	898.1	20.2	—	918.3
Pension and postretirement benefits	—	—	108.0	—	108.0
Environmental liabilities	—	—	39.5	—	39.5
Deferred income taxes	—	—	310.1	—	310.1
Other income tax liabilities	—	—	153.1	—	153.1
Intercompany loans payable	2.4	409.6	—	(412.0)	—
Other liabilities	—	—	171.8	—	171.8

Total liabilities	15.4	1,326.0	1,386.5	(426.9)	2,301.0

Shareholders’ equity	1,255.6	1,264.5	2,522.0	(3,786.5)	1,255.6

Total Liabilities and Shareholders’ Equity	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

MALLINCKRODT PLC

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the three months ended December 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$540.2	$—	$540.2
Cost of sales	—	—	284.6	—	284.6

Gross profit	—	—	255.6	—	255.6
Selling, general and administrative expenses	4.0	0.1	142.1	—	146.2
Research and development expenses	—	—	39.0	—	39.0
Separation costs	0.8	—	1.4	—	2.2
Restructuring charges, net	—	—	8.0	—	8.0
Gains on divestiture and license	—	—	(12.9)	—	(12.9)

Operating income	(4.8)	(0.1)	78.0	—	73.1

Interest expense	—	(10.5)	0.7	—	(9.8)
Interest income	—	—	0.3	—	0.3
Other income (expense), net	0.7	—	(1.3)	—	(0.6)
Intercompany interest and fees	(3.1)	—	3.1	—	—
Equity in net income of subsidiaries	52.6	63.2	—	(115.8)	—

Income from continuing operations before income taxes	45.4	52.6	80.8	(115.8)	63.0
Income tax (benefit) expense	(0.2)	—	16.8	—	16.6

Income from continuing operations	45.6	52.6	64.0	(115.8)	46.4
Loss from discontinued operations, net of income taxes	—	—	(0.8)	—	(0.8)

Net income	45.6	52.6	63.2	(115.8)	45.6

Other comprehensive income, net of tax	0.2	0.2	0.1	(0.3)	0.2

Comprehensive income	$45.8	$52.8	$63.3	$(116.1)	$45.8

MALLINCKRODT PLC

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the three months ended December 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(5.0)	$(20.0)	$47.1	$—	$22.1

Cash Flows From Investing Activities:
Capital expenditures	—	—	(21.7)	—	(21.7)
Intercompany loan investment	—	(1.5)	0.1	1.4	—
Restricted cash	—	—	4.1	—	4.1
Other	—	—	5.0	—	5.0

Net cash (used in) investing activities	—	(1.5)	(12.5)	1.4	(12.6)

Cash Flows From Financing Activities:
Repayment of capital leases	—	—	(0.3)	—	(0.3)
Excess tax benefit from share-based compensation	—	—	1.3	—	1.3
Proceeds from exercise of share options	4.2	—	—	—	4.2
Purchase of treasury shares	(0.9)	—	—	—	(0.9)
Intercompany loan borrowings, net	1.5	(0.1)	—	(1.4)	—
Other	0.1	—	(0.2)	—	(0.1)

Net cash provided by (used in) financing activities	4.9	(0.1)	0.8	(1.4)	4.2

Effect of currency rate changes on cash	—	—	(1.4)	—	(1.4)

Net increase in cash and cash equivalents	(0.1)	(21.6)	34.0	—	12.3
Cash and cash equivalents at beginning of period	1.2	56.5	217.8	—	275.5

Cash and cash equivalents at end of period	$1.1	$34.9	$251.8	$—	$287.8

24.	Condensed Consolidating and Combining Financial Information

In fiscal 2013, prior to the separation from Covidien plc, MIFSA was formed. MIFSA, a Luxembourg company, is a holding company that owns, directly or indirectly, all of the operating subsidiaries of Mallinckrodt plc. MIFSA is the borrower under the Notes and the Credit Facility, all of which are fully and unconditionally guaranteed by Mallinckrodt plc, which in turn is the sole owner of MIFSA. The following information provides the composition of the Company’s comprehensive income, assets, liabilities, equity and cash flows by relevant group within the Company: Mallinckrodt plc as the guarantor, MIFSA as issuer of the debt and the operating companies that represent assets of MIFSA. There are no subsidiary guarantees. Consolidating financial information for Mallinckrodt plc and MIFSA, on a standalone basis, is presented using the equity method of accounting for subsidiaries.

Consolidating financial information for Mallinckrodt plc and MIFSA have only been presented for fiscal 2013 as they were formed in this fiscal year.

CONDENSED CONSOLIDATING BALANCE SHEET

At September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.2	$56.5	$217.8	$—	$275.5
Accounts receivable, net	—	—	400.8	—	400.8
Inventories	—	—	403.1	—	403.1
Deferred income taxes	—	—	171.1	—	171.1
Prepaid expenses and other current assets	1.0	—	133.4	—	134.4
Intercompany receivables	2.7	—	12.2	(14.9)	—

Total current assets	4.9	56.5	1,338.4	(14.9)	1,384.9
Property, plant and equipment, net	—	—	997.4	—	997.4
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	422.1	—	422.1
Investment in subsidiary	1,266.1	2,520.4	—	(3,786.5)	—
Intercompany loan receivable	—	2.4	409.6	(412.0)	—
Other assets	—	11.2	209.0	—	220.2

Total assets	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Liabilities and Shareholder’s Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.5	$—	$1.5
Accounts payable	0.1	—	120.8	—	120.9
Accrued payroll and payroll-related costs	0.1	—	66.4	—	66.5
Accrued branded rebates	—	—	34.6	—	34.6
Accrued and other current liabilities	0.6	18.3	357.8	—	376.7
Intercompany payable	12.2	—	2.7	(14.9)	—

Total current liabilities	13.0	18.3	583.8	(14.9)	600.2
Long-term debt	—	898.1	20.2	—	918.3
Pension and postretirement benefits	—	—	108.0	—	108.0
Environmental liabilities	—	—	39.5	—	39.5
Deferred income taxes	—	—	310.1	—	310.1
Other income tax liabilities	—	—	153.1	—	153.1
Intercompany loan payable	2.4	409.6	—	(412.0)	—
Other liabilities	—	—	171.8	—	171.8

Total liabilities	15.4	1,326.0	1,386.5	(426.9)	2,301.0

Shareholder’s equity	1,255.6	1,264.5	2,522.0	(3,786.5)	1,255.6

Total liabilities and shareholder’s equity	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

CONDENSED CONSOLIDATING AND COMBINING STATEMENT OF COMPREHENSIVE INCOME

Fiscal Year Ended September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$2,204.5	$—	$2,204.5
Cost of sales	—	—	1,179.6	—	1,179.6

Gross profit	—	—	1,024.9	—	1,024.9

Selling, general and administrative expenses	5.4	0.1	604.4	—	609.9
Research and development expenses	—	—	165.7	—	165.7
Separation costs	3.2	0.6	70.4	—	74.2
Restructuring charges, net	—	—	33.2	—	33.2
Gain on divestiture	—	—	(2.9)	—	(2.9)

Operating (loss) income	(8.6)	(0.7)	154.1	—	144.8

Interest expense	—	(19.6)	0.1	—	(19.5)
Interest income	—	—	0.3	—	0.3
Other income, net	0.2	—	0.6	—	0.8
Intercompany interest and fees	(9.5)	—	9.5	—	—
Equity in net income of subsidiaries	76.4	96.7	—	(173.1)	—

Income from continuing operations before income taxes	58.5	76.4	164.6	(173.1)	126.4

Income tax (benefit) expense	(0.3)	—	68.9	—	68.6

Income from continuing operations	58.8	76.4	95.7	(173.1)	57.8

Income from discontinued operations, net of income taxes	—	—	1.0	—	1.0

Net income	58.8	76.4	96.7	(173.1)	58.8

Other comprehensive income (loss), net of tax	28.4	28.4	35.7	(64.1)	28.4

Comprehensive income	$87.2	$104.8	$132.4	$(237.2)	$87.2

CONDENSED CONSOLIDATING AND COMBINING STATEMENT OF CASH FLOWS

Fiscal Year Ended September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(1.8)	$(8.4)	$146.1	$—	$135.9

Cash Flows From Investing Activities:
Capital expenditures	—	—	(147.9)	—	(147.9)
Acquisition, net of cash acquired	—	—	(88.1)	—	(88.1)
Intercompany loan investment	—	(2.4)	(409.6)	412.0	—
Investment in subsidiary	—	(68.0)	—	68.0	—
Other	—	—	1.3	—	1.3

Net cash (used in) provided by investing activities	—	(70.4)	(644.3)	480.0	(234.7)

Cash Flows From Financing Activities:
Issuance of external debt	—	898.1	—	—	898.1
Repayment of capital leases	—	—	(1.3)	—	(1.3)
Debt financing costs	—	(12.0)	—	—	(12.0)
Excess tax benefit from share-based compensation	—	—	3.4	—	3.4
Net transfers to parent	—	(1,160.4)	644.5	—	(515.9)
Proceeds from exercise of share options	0.6	—	—	—	0.6
Intercompany loan borrowings	2.4	409.6	—	(412.0)	—
Capital contribution	—	—	68.0	(68.0)	—
Other	—	—	0.1	—	0.1

Net cash provided by (used in) financing activities	3.0	135.3	714.7	(480.0)	373.0

Effect of currency rate changes on cash	—	—	1.3	—	1.3

Net increase in cash and cash equivalents	1.2	56.5	217.8	—	275.5
Cash and cash equivalents at beginning of period	—	—	—	—	—

Cash and cash equivalents at end of period	$1.2	$56.5	$217.8	$—	$275.5